Loans and advances to customers - Transfers of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets at beginning of period	$ 1,361,558
Financial assets at end of period	1,407,320	$ 1,361,558
Loans and advances - Customers
Financial assets
Financial assets at beginning of period	676,636
Financial assets at end of period	728,335	676,636
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets at beginning of period	698,152
Financial assets at end of period	750,305	698,152
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets at beginning of period	(21,516)	(16,929)
Transfer from Stage 1 to Stage 2	(12,754)
Transfer from Stage 1 to Stage 3	(262)
Transfer from Stage 2 to Stage 3	(4,321)
Transfer from Stage 2 to Stage 1	7,418
Transfer from Stage 3 to Stage 2	770
Transfer from Stage 3 to Stage 1	334
Financial assets derecognized during the period other than write offs	(4,630)
Originated financial assets	(4,295)
Written-off assets	21,154	19,678	$ 21,733
Other movements	70	(46)	(8)
Financial assets at end of period	(21,970)	(21,516)	$ (16,929)
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	4,369
Transfer from Stage 1 to Stage 3	131
Transfer from Stage 2 to Stage 1	(2,484)
Transfer from Stage 3 to Stage 1	(140)
Financial assets derecognized during the period other than write offs	(2,089)
Originated financial assets	(4,295)
Financial assets at end of period	(7,254)
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	(17,123)
Transfer from Stage 2 to Stage 3	12,547
Transfer from Stage 2 to Stage 1	9,902
Transfer from Stage 3 to Stage 2	(659)
Financial assets derecognized during the period other than write offs	(1,092)
Financial assets at end of period	(5,466)
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Transfer from Stage 1 to Stage 3	(393)
Transfer from Stage 2 to Stage 3	(16,868)
Transfer from Stage 3 to Stage 2	1,429
Transfer from Stage 3 to Stage 1	474
Financial assets derecognized during the period other than write offs	(1,449)
Written-off assets	21,154
Financial assets at end of period	(9,250)
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Financial assets at beginning of period	666,772
Written-off assets	(21,154)
Financial assets at end of period	699,671	666,772
Loans and advances - Customers | Financial assets at amortized cost category | Gross carrying amount
Financial assets
Financial assets at beginning of period	688,286
Remaining in same stage	(233,292)
Financial assets derecognized during the period other than write offs	565,732
Originated financial assets	853,967
Written-off assets	(21,333)
Other movements	(260)
Financial assets at end of period	721,636	688,286
Loans and advances - Customers | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets at end of period	(21,965)
Loans and advances - Customers | Financial assets at amortized cost category | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets at end of period	703,684
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Gross carrying amount
Financial assets
Financial assets at beginning of period	643,475
Transfer from Stage 1 to Stage 2	(84,239)
Transfer from Stage 1 to Stage 3	(2,244)
Transfer from Stage 2 to Stage 1	54,716
Transfer from Stage 3 to Stage 1	2,628
Remaining in same stage	(236,958)
Financial assets derecognized during the period other than write offs	554,689
Originated financial assets	853,967
Other movements	(148)
Financial assets at end of period	676,508	643,475
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets at end of period	(7,249)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Gross carrying amount
Financial assets
Financial assets at beginning of period	26,382
Transfer from Stage 1 to Stage 2	84,239
Transfer from Stage 2 to Stage 3	(28,017)
Transfer from Stage 2 to Stage 1	(54,716)
Transfer from Stage 3 to Stage 2	4,403
Remaining in same stage	2,090
Financial assets derecognized during the period other than write offs	7,215
Other movements	10
Financial assets at end of period	27,176	26,382
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets at end of period	(5,466)
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Gross carrying amount
Financial assets
Financial assets at beginning of period	18,429
Transfer from Stage 1 to Stage 3	2,244
Transfer from Stage 2 to Stage 3	28,017
Transfer from Stage 3 to Stage 2	(4,403)
Transfer from Stage 3 to Stage 1	(2,628)
Remaining in same stage	1,576
Financial assets derecognized during the period other than write offs	3,828
Written-off assets	(21,333)
Other movements	(122)
Financial assets at end of period	17,952	$ 18,429
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets at end of period	$ (9,250)